Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Jan. 29, 2026	Mar. 11, 2022	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Common stock par value			$ 0.001	$ 0.001
Number of shares sold		6,940,000
Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Committed to purchase discretion	$ 10
Common stock par value	$ 0.001
Number of shares sold	20,000,000